VESSELS AND CAPITALIZED DRY-DOCKING (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of vessel and capitalized dry-docking

	30 June	30 June	31 December
USDm	2025	2024	2024

Cost
Balance as of beginning of period	3,500.9	2,622.1	2,622.1
Additions	58.6	428.3	792.7
Disposals	-22.1	-7.2	-20.7
Transferred from prepayments	—	141.0	197.5
Transferred to assets held for sale	-160.4	-43.7	-90.7
Balance	3,377.0	3,140.5	3,500.9

Depreciation
Balance as of beginning of period	660.6	536.3	536.3
Disposals	-22.0	-7.2	-20.7
Depreciation for the period	102.6	87.5	186.7
Transferred to assets held for sale	-67.3	-19.5	-41.7
Balance	673.9	597.1	660.6

Impairment
Balance as of beginning of period	13.6	15.6	15.6
Transferred to assets held for sale	-2.2	-0.9	-2.0
Balance	11.4	14.7	13.6

Carrying amount	2,691.7	2,528.7	2,826.7

Schedule of non-current assets sold during the period	Non-current Assets Sold During the Period

	30 June	30 June	31 December
USDm	2025	2024	2024

Sold and delivered during the year
Number of vessels	4	1	4
Vessel sales price (CF) ¹⁾	78.5	22.7	84.2
Carrying amount of vessels and capitalized dry-docking	-59.8	-10.9	-47.0
Bunker and lube oil cost	-2.2	-0.7	-1.5
Transaction costs (CF) ²⁾	-1.6	-0.7	-1.6
Profit on sale	14.9	10.4	34.1

Sold last year and delivered during the year
Number of vessels	—	3	3
Vessel sales price (CF)	—	67.3	67.3
Carrying amount of assets held for sale	—	-47.2	-47.2
Bunker and lube oil cost	—	-2.0	-2.0
Transaction costs (CF)	—	-0.9	-0.9
Profit on sale	—	17.2	17.2

Assets held for sale
Number of vessels held for sale end of period	2	1	—
Carrying amount	31.1	12.4	0.0
¹⁾ Includes sales price for one vessel of USD 18.9m at 31 December 2024, where cash was collected in 2025
²⁾ Includes transaction costs for one vessel sale of USD 0.5m at 31 December 2024, which was paid in 2025
CF: Included in Sale of tangible fixed assets in Consolidated Cash Flow Statement